Nature of Operations (Details) - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Nature of Operations [Line Items]
Date of incorporation	May 11, 2024	May 11, 2024
Number of shares exchanged	5,091,391	5,091,391		5,091,391
Common Stock [Member]
Nature of Operations [Line Items]
Number of shares exchanged			4,550,500
Collab CA LLC [Member]
Nature of Operations [Line Items]
Percentage of exchanged member interests			100.00%